Note 33 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	2023	2022

Zimbabwe	4,215	9,059
Jersey, Channel Islands	–	–
Other regions	1,618	1
	5,833	9,060

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2023	Carrying amount	Total contractual cashflow amount	12 months or less

Trade and other payables	10,977	10,977	10,977
Loan note payable	7,112	8,663	665
Lease liabilities	208	217	175
Overdraft and term loans	17,740	17,740	17,740
	36,037	37,597	29,557

December 31, 2022	Carrying amount	Total contractual cashflow amount	12 months or less

Trade and other payables	11,430	11,430	11,430
Loan note payable	7,104	7,723	7,723
Lease liabilities	313	342	152
Overdraft and term loans	5,239	5,239	5,239
	24,086	24,734	24,544

Disclosure of gold price effect on derivative financial instruments [text block]
	2023	2022

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	4	22
Fair value loss on derivative financial instruments	2023	2022

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	4	22

Sensitivity analysis for types of market risk [text block]
	2023		2022
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	62	4,706	62	3,443
USD denominated	61	-	62	-
ZAR denominated	-	989	-	631
RTGS$ denominated	-	3,424	-	2,502
GBP denominated	1	293	-	235
CAD denominated	-	-	-	75

Trade and other receivables - RTGS$ denominated	-	3,118	-	2,607
Trade and other payables - RTGS$ denominated	-	(106)	-	(130)
Overdraft and term loans - RTGS$ denominated	-	-	-	-
	62	7,718	62	5,920
	2023		2022
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	3	177	3	134
Trade and other receivables	-	148	-	124
Trade and other payables	-	(5)	-	(6)
Overdraft and term loans	-	-	-	-
	3	320	3	252
	2023	2022

Cash and cash equivalents	6,708	6,735
Overdraft and term loans	(17,740)	(5,239)
	(11,032)	1,496
Sensitivity analysis - Cash and cash equivalents	2023	2022

Increase by 100 basis points	67	67
Decrease by 100 basis points	(67)	(67)

Sensitivity analysis - Overdraft

Increase by 100 basis points	177	52
Decrease by 100 basis points	(177)	(52)